Income Tax Expense - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current taxes	¥ 32,714	¥ 34,983	¥ 23,835
Deferred taxes (Note 31)	3,485	7,807	(7,539)
Income tax expense	¥ 36,199	¥ 42,790	¥ 16,296